LEASE OBLIGATIONS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Jul. 01, 2020 CAD ($)	Jul. 01, 2020 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Lease Obligations [Line Items]
Monthly lease obligation	$ 22,500	$ 16,500
Right-of-use asset and lease liability			$ 348,244	$ 591,183	$ 138,684			$ 1,008,331	$ 739,106
Revalued right-of-use-asset						$ 932,123	$ 687,957
Percentages of lease discount rate	3.45%	3.45%
Undiscounted cash flows for office lease agreement	$ 228,209				$ 157,149
Lease revenues		$ 52,668	53,623	106,774
Lease expense capitalised to exploration and evaluation assets		$ 20,400	$ 20,400	$ 20,400